Asset Retirement Obligations and Accrued Environmental Costs (Summary of Asset Retirement Obligations and Accrued Environmental Costs) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations and Accrued Environmental Costs [Abstract]
Asset retirement obligations	[1]	$ 3.9	$ 4.3	$ 3.2
Accrued environmental costs		1.6
Total asset retirement obligations and accrued environmental costs	[1]	5.5	4.3
Asset retirement obligations and accrued environmental costs due within one year		(0.8)
Long-term asset retirement obligations and accrued environmental costs	[1]	$ 4.7	$ 4.3

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.